Notes to the Balance Sheet - Summary of Royalty Pharma - Financial Liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities Royalty Pharma [Line Items]
Beginning balance financial liabilities royalty pharma	€ 1,500,474
Ending balance financial liabilities royalty pharma	1,436,165	€ 1,500,474
Royalty Pharma - Financial Liability
Financial Liabilities Royalty Pharma [Line Items]
Beginning balance financial liabilities royalty pharma	1,141,884	1,193,557
Addition	0	0
Amortizations from Effective Interest Method	56,623	66,672
Changes from Adjustments to Planning Assumptions	(23,746)	(28,285)
Transfer of Assigned License Revenues to Royalty Pharma	(110,957)	(96,897)
Foreign Currency Translation Differences from Consolidation	(5,487)	6,837
Ending balance financial liabilities royalty pharma	€ 1,058,317	€ 1,141,884